Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	CALVERT WORLD VALUES FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0000884110
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Calvert Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Sep. 11, 2024
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries (the “80% Policy”).

The Adviser considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Adviser. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets, core business operations and/or employees in one or more emerging market countries.

Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participation notes (“P-Notes”). The Fund may invest in companies of any market capitalization. Securities of companies located in emerging market countries may include American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also invest in securities denominated in foreign currencies and may acquire foreign currency or enter into foreign currency derivatives (including forward foreign currency exchange contracts and currency futures contracts) to seek to hedge foreign currency exposure. Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.

The Adviser seeks to identify quality companies that are located in attractive emerging market countries. The Adviser combines a top-down country analysis with a bottom-up fundamental company research, including consideration of the Fund's responsible investment criteria described below, to identify companies that may potentially contribute to sustainable development. The country analysis includes an assessment of the opportunities and risks for each emerging market country through quantitative and qualitative analysis of economic, political and social fundamentals, valuations and sentiment. The Adviser’s country framework helps identify attractive countries and contributes—in combination with bottom-up stock opportunities—to the Fund's exposure to a country in the portfolio. From a bottom-up perspective, the Adviser identifies quality companies based on fundamental research, which includes meetings with management and company, industry and sector research. Portfolio construction is based on a number of factors, including the level of conviction in the country and company and aggregate portfolio characteristics.

The Fund may sell a security when the company, country or industry fundamentals deteriorate, the target price is reached, other securities are identified to displace a current holding or it does not meet the Fund’s responsible investment criteria. The Fund may also lend its securities.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries (the “80% Policy”).
Performance Narrative	rr_PerformanceNarrativeTextBlock

CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former sub-adviser, Hermes Investment Management Limited (“Hermes”), and its former investment adviser. Performance from January 1, 2017 through the periods shown is that of Hermes and CRM. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com